OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER INCOME AND EXPENSES [Abstract]
Components of Other Income and Expenses
This item consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Other income
Rental income	46,824	35,218	37,882
Gain from sale of loan portfolio	18,712	15,700	28,728
Net income from sale of property, furniture and equipment	14,178	16,083	12,163
Net income from the sale of foreclosed assets	11,355	10,684	3,685
Income from resolution of IFRS 16 contracts	5,355	16,817	8,273
Recoveries of other accounts receivable and other assets	1,299	3,728	1,137
Others (a)	231,659	168,337	197,169
Total other income	329,382	266,567	289,037

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Other expenses
Losses due to operational risk	74,512	58,956	54,818
Provision for sundry risks, note 13(j)	43,846	70,824	140,897
Association in participation	40,955	47,176	52,020
Reduction of intangibles due to withdrawals and dismissed projects	19,432	17,630	40,342
Expenses on improvements in building for rent	18,962	23,814	25,773
Provision for other accounts receivable	18,736	28,324	51,517
Donations	16,362	9,949	128,884
Operating expenses due to COVID-19	20,177	50,107	106,776
Administrative and tax penalties	1,626	1,601	3,029
Loss on sale of investment properties	359	–	1,328
Others (a)	124,263	126,733	154,740
Total other expenses	379,230	435,114	760,124

(a)	The variation comprises mainly to positive resolutions of income tax claiming to the tax regulator for 2014 and 2015 periods.